NASDAQ THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
NOV 10 2010
Washington, DC 20549

CETUNAS
001-34959

10013858

Gary Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

November 10, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on November 10, 2010 The Nasdaq Stock Market (the "Exchange") received from Australia Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share and one Warrant
Ordinary Shares, par value $0.001 per share
Warrants, exercisable for Ordinary Share at an exercise price of $11.50

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick